SHARE-BASED COMPENSATION - Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Stock Options
Balance as of beginning of period	48,403,624	50,575,080
Granted		4,696,786
Forfeited		(6,868,242)
Exchanged for Subordinate Shares	(19,320,935)
Converted to RSU's	(14,886,359)
Effect on Conversion related to the Business Combination	(19,108,791)
Balance as of end of period	2,087,784	48,403,624
Weighted Average Exercise Price
Balance as of beginning of period (in dollar per share)	$ 0.23	$ 0.22
Granted (in dollar per share)		0.30
Forfeited (in dollar per share)		0.22
Exchanged for Subordinate Shares (in dollar per share)	0.26
Converted to RSUs (in dollar per share)	0.26
Effect on Conversion related to the Business Combination (in dollar per share)	0.28
Balance as of end of period (in dollar per share)	$ 2.78	$ 0.23
Prior To Business Combination
Number of Stock Options
Granted	12,182,545
Forfeited	(296,350)
Exercised	(4,921,707)
Weighted Average Exercise Price
Granted (in dollar per share)	$ 0.30
Forfeited (in dollar per share)	0.24
Exercised (in dollar per share)	$ 0.26
After Business Combination
Number of Stock Options
Granted	108,695
Forfeited	(72,938)
Weighted Average Exercise Price
Granted (in dollar per share)	$ 4.60
Forfeited (in dollar per share)	$ 2.36